Contract balances (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Statement [Line Items]
Trade Receivables	[1]	₨ 10,155,223		₨ 11,345,542
Contract Assets – Unbilled Revenue		26,536		52,581	₨ 51,283
Contract liabilities – Deferred Income
Current contract liabilities		2,083,932		1,972,483
Non current contract liabilities		3,053,428	$ 36,623	2,323,958
Total Contract liabilities – Deferred Income		₨ 5,137,360		₨ 4,296,441

[1]	Trade receivables as of March 31, 2024 and March 31, 2023 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34. Trade receivables consist of: